Share-Based Compensation (Stock Option Compensation Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pretax compensation expense	$ 23	$ 14	$ 21
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pretax compensation expense	16	12	10
Tax benefit	(2)	(2)	(2)
Compensation expense, net of tax	$ 14	$ 10	$ 8
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	2 years 1 month 28 days